Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 59,254	$ 8,473	¥ 45,867
Contract Assets, Net Of Allowances	65,651	9,388	61,856	$ 8,845	¥ 58,790	¥ 35,770
Variable Interest Entity, Primary Beneficiary [Member]
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	58,895	8,422	45,590
Contract Assets, Net Of Allowances	¥ 65,651	$ 9,388	¥ 61,856